Staff costs - Schedule of number of employees with disabilities (Details)	12 Months Ended
	Dec. 31, 2022 people	Dec. 31, 2021 employee	Dec. 31, 2020 employee
Disclosure of transactions between related parties [line items]
Average number of employees with disabilities	4,114	3,703	3,577
Spain
Disclosure of transactions between related parties [line items]
Employee with disabilities, threshold degree of disability	33.00%
Senior managers
Disclosure of transactions between related parties [line items]
Average number of employees with disabilities	13
Management
Disclosure of transactions between related parties [line items]
Average number of employees with disabilities	136
Collaborators
Disclosure of transactions between related parties [line items]
Average number of employees with disabilities	3,965